SUBSEQUENT EVENTS	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
SUBSEQUENT EVENTS

15.    SUBSEQUENT EVENTS

We evaluated events occurring subsequent to June 30, 2021, through August 12, 2021, the date on which the consolidated financial statements were available to be issued, for potential recognition and disclosure in the consolidated financial statements. The following summarizes the subsequent events that require disclosure:

On July 13, 2021, as contemplated by Agreement and Plan of Merger, dated as of February 1, 2021, as amended by Amendment No. 1 to Agreement and Plan of Merger, dated as of May 6, 2021 (the “Merger Agreement”) by and among Aspirational, Wheels Up Partners Holdings LLC, KittyHawk Merger Sub LLC, a Delaware limited liability corporation and a direct wholly owned subsidiary of Aspirational (“Merger Sub”), Wheels Up Blocker Sub LLC, a Delaware limited liability company and a direct wholly owned subsidiary of Aspirational (“Blocker Sub”), the Blocker Merger Subs (as defined in the Merger Agreement) and the Blockers (as defined in the Merger Agreement) and described in the section titled “Domestication Proposal” of the final prospectus and definitive proxy statement, dated June 23, 2021 (the “proxy statement/prospectus”) and filed with the SEC on June 23, 2021, Aspirational filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Aspirational was domesticated and continues as a Delaware corporation, changing its name to Wheels Up Experience Inc. (“WUEI”) (the “Domestication”).

As a result of and upon the effective time of the Domestication, among other things, (1) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of Aspirational (the “Aspirational Class A ordinary shares”), automatically converted, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of WUEI (the “WUEI Class A common stock”); (2) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of Aspirational (“Aspirational Class B ordinary shares”), automatically converted, on a one-for-one basis, into a share of WUEI Class A common stock; (3) each of the then issued and outstanding redeemable warrants of Aspirational (the “Aspirational warrants”) automatically converted into a redeemable warrant to acquire one share of WUEI Class A common stock (the “WUEI warrants”); and (4) each of the then issued and outstanding units of Aspirational that had not been previously separated into the underlying Aspirational Class A ordinary shares and underlying Aspirational warrants upon the request of the holder thereof, were cancelled and entitled the holder thereof to one share of Wheels Up Class A common stock and one-third of one WUEI warrant. No fractional shares will be issued upon exercise of the WUEI warrants.

On July 13, 2021, as contemplated by the Merger Agreement and described in the section titled “BCA Proposal” of the proxy statement/prospectus, the merger transactions contemplated by the Merger Agreement were consummated, whereby (i) the Blockers simultaneously merged with and into the respective Blocker Merger Subs, with the Blockers surviving each merger as wholly owned subsidiaries of WUEI (the “First Step Blocker Mergers”), (ii) thereafter, the surviving Blockers simultaneously merged with and into Blocker Sub, with Blocker Sub surviving each merger (the “Second Step Blocker Mergers”), and (iii) thereafter, Merger Sub merged with and into Wheels Up, with Wheels Up surviving the merger, with WUEI as its managing member (the “Company Merger” and collectively with the First Step Blocker Mergers and the Second Step Blocker Mergers, the “Mergers” and, together with the Domestication, the “Business Combination”).

As a result of and upon the closing of the Mergers (the “Closing”), among other things, (i) all issued and outstanding equity interests of each Blocker (other than any such interests held in treasury or owned by such Blocker) as of immediately prior to the effective time of the First Step Blocker Mergers (the “First Step Blocker Effective Time”) were cancelled and converted into the right to receive in the aggregate (A) a number of shares of WUEI Class A common stock that is equal to the Exchange Ratio (as defined in the proxy statement/prospectus) multiplied by the aggregate number of Wheels Up preferred interests held by such Blocker as of immediately prior to the First Step Blocker Effective Time and (B) any Earnout Shares (as defined below) that may be due and issuable pursuant to the Merger Agreement, and (ii) each outstanding Wheels Up common interest and preferred interest (other than any Wheels Up common interests subject to the Wheels Up awards discussed below and the Wheels Up preferred interests held by Blocker Sub) immediately prior to the First Step Blocker Effective Time was cancelled in exchange for the right to receive(A) a number of shares of WUEI Class A common stock that is equal to the Exchange Ratio and (B) any Earnout Shares that may be due and issuable pursuant to the Merger Agreement, which, in the case of all shares described in clauses (i) and (ii), together with the shares of WUEI Class A common stock reserved in respect of the awards described immediately below, in the aggregate equal an aggregate merger consideration of $1,885,000,000, in addition to a number of shares of WUEI Class A common stock that may be issued post-Closing if Wheels Up Options (as defined below) were to be cash exercised and due to the conversion of any Wheels Up Profits Interests (as defined below) for shares of WUEI Class A common stock at a level above the intrinsic value of the profits interests immediately after Closing based on a reference price per share of WUEI Class A common stock of $10.00, plus any Earnout Shares.

In addition, as a result of the Closing, (i) each option to purchase Wheels Up common interests (the “Wheels Up Options”) that was outstanding immediately prior to the effective time of the Company Merger was converted into the right to receive (as adjusted, including with respect to the applicable exercise price, based on the Exchange Ratio) an option related to the shares of WUEI Class A common stock, (ii) each award of Wheels Up profits interests (the “Wheels Up Profits Interests”) granted under any Wheels Up incentive plan or granted directly in Wheels Up that was outstanding immediately prior to the effective time of the Company Merger was converted into the right to receive (as adjusted based on the Exchange Ratio and to maintain the intrinsic value of such award) an award of profits interests of Wheels Up, which, upon vesting and, for members of senior management, subject to the expiration of the Lock-Up Period (as defined in the Registration Rights Agreement), were exchangeable for shares of WUEI Class A common stock, and (iii) each award of Wheels Up restricted interests (the “Wheels Up Restricted Interests”) granted under any Wheels Up incentive plan was converted into the right to receive (as adjusted based on the Exchange Ratio) an award of restricted shares of WUEI Class A common stock, with substantially the same vesting and termination-related provisions as such Wheels Up Restricted Interest.

Further, as a result of the Closing, existing Wheels Up equityholders have the right to receive, including profits interests holders and restricted interest holders, but excluding option holders, through the issuance of WUEI EO Units (as defined in the Merger Agreement) that upon vesting may become exchangeable for, up to an aggregate of 9,000,000 additional shares of WUEI Class A common stock in three equal tranches which are issuable upon the achievement of share price thresholds for WUEI Class A common stock of $12.50, $15.00 and $17.50, respectively (such shares, the “Earnout Shares”).

We received approximately $656.1 million in gross proceeds in connection with the Business Combination.

On July 21, 2021, we repaid all of the outstanding principal of our long-term debt, together with all accrued and unpaid interest, in connection with proceeds received from the Business Combination.

17.    SUBSEQUENT EVENTS

We evaluated events occurring subsequent to December 31, 2020, through March 5, 2021, the date on which the consolidated financial statements were available to be issued, for potential recognition and disclosure in the consolidated financial statements. The following summarizes the subsequent events that require disclosure:

As of January 1, 2021, we maintain employee health insurance coverage on a self-insured basis. Prior to January 1, 2021, we maintained such coverage on a fully-insured basis.

On January 5, 2021, we executed an equity purchase agreement to acquire Mountain Aviation, LLC (“Mountain Aviation”) for a total purchase price of 8,620,690 Wheels Up common interests and $10.0 million in cash. In addition, there is a potential incremental cash earn-out of up to $15.0 million based on achieving certain financial performance metrics in specified business lines, which would be payable in the second quarter of 2023 to the extent achieved. Mountain Aviation adds to our Super-Midsize jet fleet and operations, provides full-service in-house maintenance capabilities, expands our presence in the Western United States and enhances our on-demand transcontinental charter flight capabilities. This acquisition will be accounted for as a business combination, and given the recent date of the acquisition, we have not finalized the determination of the fair value of the assets acquired and liabilities assumed.

On February 1, 2021, Wheels Up entered into a merger agreement with a special purpose acquisition company called Aspirational Consumer Lifestyle Corp. Upon completion of the merger, which is expected to occur in the second quarter of 2021, Wheels Up will be the operating company and our stock will trade publicly.

Cik0001819516 Aspirational Consumer Lifestyle Corp
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On July 13, 2021, the Company consummated the previously announced merger pursuant to a certain Agreement and Plan of Merger, dated February 1, 2021, by and among the Company, WUP, KittyHawk Merger Sub LLC, Wheels Up Blocker Sub LLC, the Blocker Merger Subs (as defined in the Merger Agreement) and the Blockers (as defined in the Merger Agreement).

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 11A. Merger Agreement

On January 22, 2021, the Company entered into an agreement for advisory services in connection with its business combination with Wheels Up. The advisory services covered by the agreement include the strategy, timing, negotiation of the terms of the business combination and other customary financial advisory services. Upon a successful business combination with Wheels Up, the Company will pay a transaction fee of $10,000,000. The agreement expires on January 21, 2022 and expressly waives the right of any claim against the assets in the Trust Account by the advisory services provider.

On February 1, 2021, the Company entered into an Agreement and Plan of Merger (the “MergerAgreement”), with Wheels Up, KittyHawk Merger Sub LLC, Wheels Up Blocker Sub LLC, the Blocker Merger Subs (as defined in the Merger Agreement) and the Blockers (as defined in the Merger Agreement). The Merger Agreement calls for (i) the domestication of the Company to Delaware and (ii) a series of mergers whereby Wheels Up will survive as a subsidiary of the Company, with the Company as its managing member. The Merger Agreement provides for the following:

At the closing of the transaction (“Closing”), the equityholders of Wheels Up will receive an aggregate merger consideration of $1,885,000,000 in the form of Company Class A common stock, including the Company Class A common stock reserved in respect of the awards described below, in addition to a number of Company Class A common stock that may be issued post-Closing if Wheels Up options were to be cash exercised and due to the exchange of any Wheels Up profits interests for shares of Company Class A common stock at a level above the intrinsic value of the profits interests immediately after Closing based on a reference price per share of Company Class A common stock of $10.00, plus any Earnout Shares (as defined below).

Upon Closing, (i) each option to purchase Wheels Up common interest shall be converted into an option of the Company, (ii) each award of profit interests of Wheels Up shall be converted into an award of profits interests of the Company which, upon vesting and, for members of senior management, subject to the expiration of a lock-up period, such interests will be exchangeable for shares of Company Class A common stock, and (iii) each award of Wheels Up restricted interests shall be converted into an award of restricted interests of the Company, which, upon vesting and, for members of senior management, subject to the expiration of a lock-up period, will be exchangeable for shares of Company Class A common stock, in each case, as adjusted in accordance with the Merger Agreement. In addition, existing Wheels Up equityholders will have the right to receive 9,000,000 additional shares of Company Class A common stock in three equal tranches upon the achievement of share price thresholds for the Company Class A common stock of $12.50, $15.00 and $17.50 (such shares, the “Earnout Shares”).

The Company plans to change its name to Wheels Up Experience Inc. The Closing is subject to certain customary closing conditions including the approval of the Company’s shareholders and Wheels Up’s equityholders.

Note 11B. PIPE Investors

On February 1, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 55,000,000 shares of Company Class A common stock for an aggregate purchase price equal to $550,000,000 (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing.

Note 11C. Promissory Notes

On March 8, 2021, the Company issued a promissory note to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $100,000. On April 30, 2021, the Company issued an additional promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $150,000. Each such promissory note is subject to interest of 2.75% per annum and payable on the earlier of (i) September 25, 2022 or (ii) the completion of a Business Combination.

Note 11D. Legal Proceedings

The Company has received two demand letters from putative stockholders of the Company dated March 25, 2021 and March 29, 2021 (together, the “Demands”) generally alleging that the registration statement on Form S-4 that the Company filed with the SEC on March 15, 2021 (the “Registration Statement”) omits material information with respect to the Company’s proposed business combination with Wheels Up. The Demands seek the issuance of corrective disclosures in an amendment or supplement to the Registration Statement. One of the Demands further alleges that the merger consideration with respect to the business combination with Wheels Up is inadequate, and asserts that an increase in consideration should be negotiated. In addition, the Company received correspondence and a draft unfiled complaint from a putative stockholder of the Company on March 30, 2021 (the “Draft Complaint”). The Draft Complaint generally alleges that the Registration Statement is materially incomplete and misleading, and asserts claims under the Exchange Act against the Company and the Company’s Board of Directors. The Draft Complaint seeks, among other things, the enjoinment of the proposed business combination, damages and an award of attorneys’ fees.